Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Intangible Assets

	2017	2016	2015
Net book value Intangible assets	9,976	8,114	7,359
Provision for impairment of intangible assets	—	—	(80)

	9,976	8,114	7,279

Summary of Changes in Intangible Assets

The evolution of the Group’s intangible assets for the years ended December 31, 2017, 2016 and 2015 is as follows:

	Service concession	Exploration rights	Other intangibles	Total
Cost	5,707	1,975	2,607	10,289
Accumulated amortization	3,475	150	2,271	5,896

Balance as of December 31, 2014	2,232	1,825	336	4,393

Cost
Increases	653	270	190	1,113
Translation effect	3,218	928	1,443	5,589
Decreases and reclassifications	(51)	(183)	20	(214)
Accumulated amortization
Increases	180	—	143	323
Translation effect	1,904	5	1,296	3,205
Decreases and reclassifications	(6)	—	—	(6)
Cost	9,527	2,990	4,260	16,777
Accumulated amortization	5,553	155	3,710	9,418

Balance as of December 31, 2015	3,974	2,835	550	7,359

Cost
Increases	642	75	171	888
Translation effect	2,127	612	936	3,675
Decreases and reclassifications	(547)	(584)	127	(1,004)
Accumulated amortization
Increases	437	—	280	717
Translation effect	1,245	—	848	2,093
Decreases and reclassifications	—	(6)	—	(6)
Cost	11,749	3,093	5,494	20,336
Accumulated amortization	7,235	149	4,838	12,222

Balance as of December 31, 2016	4,514	2,944	656	8,114

Cost
Increases	947	8	198	1,153
Translation effect	2,141	513	953	3,607
Decreases and reclassifications	(13)	(149)	185	23
Accumulated amortization
Increases	615	—	223	838
Translation effect	1,330	—	885	2,215
Decreases and reclassifications	—	(149)	17	(132)
Cost	14,824	3,465	6,830	25,119
Accumulated amortization	9,180		5,963	15,143

Balance as of December 31, 2017	5,644	3,465	867	9,976